N-2 - $ / shares				6 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Apr. 30, 2023
Cover [Abstract]
Entity Central Index Key				0001717457
Amendment Flag				false
Document Type				N-CSRS
Entity Registrant Name				Calamos Long/Short Equity & Dynamic Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Note 7 – Notes Payable

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $150.0 million, as well as engage in securities lending and securities repurchase transactions. Securities are loaned through Securities Loan Agreements. In Securities Loan Agreements, the "collateral" are the loaned securities themselves. Addtionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the period ended April 30, 2023, the average borrowings under the Agreement were $120.0 million. For the period ended April 30, 2023, the average interest rate was 4.99%. As of April 30, 2023, the amount of total outstanding borrowings was $120.0 million, which approximates fair value. The interest rate applicable to the borrowings on April 30, 2023 was 5.37%.

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of April 30, 2023, approximately $80.5 million of securities were on loan ($7.8 million of fixed income securities and $72.7 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Long Term Debt, Structuring [Text Block]

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $150.0 million, as well as engage in securities lending and securities repurchase transactions. Securities are loaned through Securities Loan Agreements. In Securities Loan Agreements, the "collateral" are the loaned securities themselves. Addtionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the period ended April 30, 2023, the average borrowings under the Agreement were $120.0 million. For the period ended April 30, 2023, the average interest rate was 4.99%. As of April 30, 2023, the amount of total outstanding borrowings was $120.0 million, which approximates fair value. The interest rate applicable to the borrowings on April 30, 2023 was 5.37%.

Long Term Debt, Dividends and Covenants [Text Block]

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of April 30, 2023, approximately $80.5 million of securities were on loan ($7.8 million of fixed income securities and $72.7 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 17.77			$ 17.77
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 8 – Common Shares

There are unlimited common shares of beneficial interest authorized and 19,632,194 shares outstanding at April 30, 2023. Transactions in common shares were as follows:

	Six Months ENDED April 30, 2023	YEAR ENDED October 31, 2022
Beginning shares	19,632,194	19,632,194
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	19,632,194	19,632,194

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold.

Security Preemptive and Other Rights [Text Block]

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold.

Outstanding Securities [Table Text Block]

There are unlimited common shares of beneficial interest authorized and 19,632,194 shares outstanding at April 30, 2023. Transactions in common shares were as follows:

	Six Months ENDED April 30, 2023	YEAR ENDED October 31, 2022
Beginning shares	19,632,194	19,632,194
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	19,632,194	19,632,194

Outstanding Security, Held [Shares]	19,632,194	19,632,194	19,632,194